Asset Retirement Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligations
Asset Retirement Obligations

7. Asset Retirement Obligations

The following table reflects the changes in the Company’s ARO during the three months ended March 31, 2014 and the year ended December 31, 2013:

	March 31, 2014	December 31, 2013
	(In thousands)
Asset retirement obligation — beginning of period	$21,171	$2,963
Additions to ARO from new properties	--	17,545
Accretion expense during period	630	663
Asset retirement obligation — end of period	$21,801	$21,171

8. Asset Retirement Obligations

The following table reflects the changes in the Company’s ARO during the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
	(In thousands)
Asset retirement obligation — beginning of period	$2,963	$2,796
Additions to ARO from new properties	17,545	2,638
Sales or abandonments of properties	-	(2,686)
Accretion expense during period	663	215
Asset retirement obligation — end of period	$21,171	$2,963